Annual Fund Operating Expenses - Xtrackers J P Morgan ESG Emerging Markets Sovereign ETF - Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.35%	[1]
Other Expenses	none
Total annual fund operating expenses	0.35%

[1]	Effective May 12, 2020, the fund's management fee was reduced from 0.35% to 0.20% of the fund's average daily net assets.